As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21890

Keystone Mutual Funds
(Exact name of registrant as specified in charter)

7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Address of principal executive offices) (Zip code)

Andrew Wyatt
Cornerstone Capital Management, Inc.
7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Name and address of agent for service)

(952) 224-7071
Registrant's telephone number, including area code

Date of fiscal year end: 6/30/08

Date of reporting period:  9/30/07

Item 1. Schedule of Investments.

	Keystone Mutual Funds
	Schedule of Investments (Unaudited)		September 30, 2007

	Security Description	Shares	Value
	COMMON STOCKS - 99.3%
	Consumer Merchandising - 9.4%
	CarMax, Inc.*	48,913	$994,401
	Coach Inc.*	15,374	726,729
	Dick's Sporting Goods Inc. *	18,346	1,231,934
	The Walt Disney Company	56,559	1,945,064
	J.C. Penney Company, Inc.	20,860	1,321,898
	Las Vegas Sands Corp. *	9,887	1,319,124
	Nordstorm Inc.	19,699	923,686
			8,462,836
	Consumer Staples - 2.4%
	Colgate-Palmolive Company	11,379	811,550
	Diageo plc ADR	16,066	1,409,470
			2,221,020
	Energy - 5.8%
	Apache Corp.	33,976	3,059,879
	Sunoco, Inc.	30,280	2,143,218
			5,203,097
	Financial Institutions - 11.2%
	The Blackstone Group*	48,128	1,207,050
	Endurance Specialty Holdings Ltd. ^	34,130	1,418,101
	Goldman Sachs Group, Inc.	8,931	1,935,705
	IntercontinentalExchange, Inc.*	12,448	1,890,851
	SLM Corp.	36,829	1,829,296
	UBS AG^	34,155	1,818,754
			10,099,757
	Health Care Products - 12.3%
	Celgene Corporation*	25,073	1,787,956
	Covance Inc.*	5,983	466,076
	Genentech, Inc. *	23,652	1,845,329
	Gilead Sciences, Inc. *	46,672	1,907,485
	Merck & Co., Inc.	39,354	2,034,208
	Schering-Plough Corp.	18,408	582,245
	Teva Pharmaceutical Industries Ltd. ADR	57,053	2,537,147
			11,160,446
	Health Care Services - 2.8%
	United Health Group Inc.	52,058	2,521,169

	Health Care Technology - 2.0%
	Medtronic, Inc.	31,687	1,787,464

	Industrials - 15.2%
	3M Co.	15,014	1,405,010
	The Boeing Company	17,894	1,878,691
	Deere & Co.	6,595	978,830
	Fastenal Company	46,992	2,133,907
	Joy Global Inc.	26,196	1,332,329
	Terex Corp.*	38,640	3,439,733
	Textron Inc.	41,231	2,564,980
			13,733,480
	Materials - 3.3%
	Archer Daniels Midland Company	90,545	2,995,229

	Technology Services - 22.4%
	Apple Computer, Inc. *	18,824	2,890,237
	Corning, Inc.	170,316	4,198,289
	Ebay, Inc.*	11,330	442,097
	Google, Inc. *	3,356	1,903,758
	JDS Uniphase Corporation*	116,421	1,741,658
	MEMC Electronic Materials, Inc. *	53,896	3,172,319
	Qualcomm, Inc.	72,993	3,084,684
	The Western Union Company	133,600	2,801,592
			20,234,634
	Technology Software - 12.5%
	Adobe Systems, Inc. *	32,321	1,411,135
	Cisco Systems, Inc. *	65,600	2,172,016
	Intel Corporation	126,249	3,264,799
	Oracle Corporation*	127,086	2,751,412
	SanDisk Corp.*	31,203	1,719,285
			11,318,647
	TOTAL COMMON STOCKS (Cost $83,898,118)		89,737,779

		Principal
	SHORT TERM INVESTMENTS - 0.3%	Amount
	AIM STIT-STIC Prime Portfolio	$276,617	276,617
	TOTAL SHORT TERM INVESTMENTS (Cost $276,617)		276,617

	Total Investments (Cost $84,174,735) - 99.6%		90,014,396
	Other Assets in Excess of Liabilities - 0.4%		326,076
	TOTAL NET ASSETS - 100.0%		$90,340,472

ADR	American Depository Receipt
*	Non Income Producing Security
^	Foreign Issued Security

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Large Cap Growth Fund
Cost of Investments	$84,181,597

Gross unrealized appreciation	7,188,179
Gross unrealized depreciation	(1,355,380)
Net unrealized appreciation	$ 5,832,799

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keystone Mutual Funds

By (Signature and Title) /s/ Andrew S. Wyatt
 Andrew S. Wyatt, President

Date   October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Andrew S. Wyatt
 Andrew S. Wyatt, President

Date   October 26, 2007

By (Signature and Title) /s/ Michael P. Eckert
 Michael P. Eckert, Treasurer

Date   October 26, 2007